Note J - Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE J—EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following as of December 31:

	2022	2021

Equipment	$825,058	$831,784
Furniture and fixtures	225,978	164,079
Software	49,143	32,045
Leasehold improvements	34,903	25,135
	1,135,082	1,053,043

Less accumulated depreciation and amortization	(1,027,669)	(983,875)

Total	$107,413	$69,168

Depreciation was $43,794 and $54,649 for 2022 and 2021, respectively. Amounts are recorded in selling, general, and administrative expense as well as in cost of services.